Note 3 - Oil and Gas Properties - Schedule of Oil and Gas Properties - 10K (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leasehold Improvements, Oil and Gas Properties [Member] | Chicorica, LLC [Member]
Balance	$ 40,000	$ 10,000
Additions	0	30,000
Balance	40,000	40,000
Leasehold Improvements, Oil and Gas Properties [Member] | Undeveloped [Member]
Balance	62,596	15,791
Additions	1,377	46,805
Balance	63,973	62,596
Lease Acquisition Costs , Logan County Project I [Member]
Balance	1,358,078	120,000
Additions	144,181	1,238,078
Balance	1,502,259	1,358,078
Oil and Gas Properties [Member]
Balance	1,460,674	145,791
Additions	145,558	1,314,883
Balance	$ 1,606,232	$ 1,460,674